Axonic Alternative Income Fund
390 Park Avenue, 15th Floor | New York, New York 10022

January 3, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549-4720

Re:	Axonic Alternative Income Fund (the “Fund”)
File Nos. 333-227724 and 811-23385

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Fund certifies that the forms of Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N‑2, which was electronically filed with the Securities and Exchange Commission on December 20, 2018 and became effective on December 21, 2018.

Please direct any inquiries regarding this filing to me at (212) 259-0430.  Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Joseph Grogan
Joseph Grogan
Secretary